Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-Based Compensation

14. Share-Based Compensation

2024 Equity Incentive Plan

The Company’s 2024 Equity Incentive Plan (the “2024 Plan”) became effective at the Closing Date. As of June 30, 2025, 208,026 shares of common stock were available for issuance under the 2024 Plan, which is equal to 10% of the number of shares of common stock of the Company following the Merger. The 2024 Plan provides that on January 1 of each year commencing January 1, 2026 and ending on December 31, 2034, the 2024 Plan reserve will automatically increase in an amount equal to the lesser of (a) 5% of the number of shares of the Company’s common stock outstanding on December 31 of the preceding year and (b) a number of shares of common stock determined by the Company’s board of directors.

Under the 2024 Plan, the Company can grant non-statutory stock options, or NSOs, incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, performance awards and other forms of awards to eligible employees and nonemployees. Through June 30, 2025, the Company has not granted any awards under the 2024 Plan.

2014 Stock Incentive Plan

The 2014 Stock Incentive Plan (the “2014 Plan”) of Legacy Abpro was expired as of the Closing Date, in accordance with its original terms. As a result of the expiration, no further awards may be granted under the 2014 Plan. All awards previously granted and outstanding as of the effective date of the Merger, which totaled 166,858 options, were adjusted to reflect the impact of the Merger as set forth in the Merger Agreement, but otherwise remain in effect pursuant to their original terms (see Note 3). Stock options granted to employees and directors typically vest over four years. Stock options granted to non-employees typically vest immediately at the grant date. The maximum contractual term of the stock options is ten years.

Stock Options

The summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2024	329,395	$51.30	5.4
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired/Cancelled	(97,637)	$49.80	-
Outstanding at June 30, 2025	231,758	$51.90	4.6
Exercisable at June 30, 2025	194,515	$51.90	4.8

Restricted Stock Units

The Company granted restricted stock units (“RSUs”) to various employees and directors under the 2014 Plan. These RSUs cliff vest on the first anniversary of the grant date. The fair value of the RSUs is determined based upon the fair value of the underlying common stock as of the grant date.

The summary of the Company’s restricted stock unit activity is as follows:

		Weighted-Average	Weighted-Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Vesting Period
Outstanding at December 31, 2024	739	$48.90	0.2
Granted	—	—	—
Vested	(739)	48.90	—
Forfeited	—	—	—
Outstanding at June 30, 2025	—	$—	—

During the six months ended June 30, 2025, 739 RSUs vested in accordance with their terms, but the shares of common stock were not issued to the holders as of June 30, 2025. During the three and six months ended June 30, 2025, the Company recorded stock based compensation expense of $4 and $31, respectively, related to the vesting of these RSUs.

On October 22, 2024, the Company’s board of directors authorized the issuance of 10,000 RSUs (or approximately 20,449 RSUs as adjusted for the Merger closing based on the Exchange Ratio), that were not yet issued as of June 30, 2025. For the three and six months ended June 30, 2025, the Company recorded $206 and $410, respectively, in stock compensation expense related to these authorized RSUs. The total accrued expenses related to these authorized RSUs were $804 and $394 as of June 30, 2025 and December 31, 2024, respectively.

Stock-Based Compensation Expense

The summary of the recorded stock-based compensation expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$8	$25	$18	$51
General and administrative	352	528	854	1,065
Total stock-based compensation	$360	$553	$872	$1,116

As of June 30, 2025, there was approximately $365 of unrecognized compensation cost related to unvested stock option awards that are expected to be recognized over a weighted-average period of 0.7 years. As of June 30, 2025, there was no unrecognized compensation cost related to unvested restricted stock awards.

15.	Share-Based Compensation

2024 Equity Incentive Plan

The Company’s 2024 Equity Incentive Plan (the “2024 Plan”) became effective at the Closing Date. As of December 31, 2024, 208,026 shares of common stock were available for issuance under the 2024 Plan, which is equal to 10% of the number of shares of common stock of the Company following the Merger. The 2024 Plan provides that on January 1 of each year commencing January 1, 2026 and ending on December 31, 2034, the 2024 Plan reserve will automatically increase in an amount equal to the lesser of (a) 5% of the number of shares of the Company’s common stock outstanding on December 31 of the preceding year and (b) a number of shares of common stock determined by the Company’s board of directors.

Under the 2024 Plan, the Company can grant non-statutory stock options, or NSOs, incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, performance awards and other forms of awards to eligible employees and nonemployees. Through December 31, 2024, the Company has not granted any awards under the 2024 Plan.

2014 Stock Incentive Plan

The 2014 Stock Incentive Plan (the “2014 Plan”) of Legacy Abpro was expired as of the Closing Date, in accordance with its original terms. As a result of the expiration, no further awards may be granted under the 2014 Plan. All awards previously granted and outstanding as of the effective date of the Merger, which totaled 166,858 options, were adjusted to reflect the impact of the Merger as set forth in the Merger Agreement, but otherwise remain in effect pursuant to their original terms (see Note 3). Stock options granted to employees and directors typically vest over four years. Stock options granted to non-employees typically vest immediately at the grant date. The maximum contractual term of the stock options is ten years.

Stock Options

The summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2023	369,092	$49.20	6.1
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired/Cancelled	(39,698)	$30.90	-
Outstanding at December 31, 2024	329,395	$51.30	5.4
Exercisable at December 31, 2024	276,060	$51.30	5.4

Stock Option Valuation

The assumptions that the Company used to determine the fair value of the stock options granted to employees, directors and nonemployees were as follows:

Year ended December 31, 2023
Risk-free interest rate	3.53%
Expected term (in years)	6.3
Expected volatility	71%
Expected dividend yield	0%

The weighted average grant date fair value of awards granted during the year ended December 31, 2023, was $127.80 per share.

No stock options were granted during the year ended December 31, 2024.

Restricted Stock Units

The Company granted restricted stock units (“RSUs”) to various employees and directors under the 2014 Plan. These RSUs cliff vest on the first anniversary of the grant date. The fair value of the RSUs is determined based upon the fair value of the underlying common stock as of the grant date.

The summary of the Company’s restricted stock unit activity is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Vesting Period
Outstanding at December 31, 2023	3,124	$48.90	1.2
Granted	—	—	—
Vested	(2,386)	48.90	—
Forfeited	—	—	—
Outstanding at December 31, 2024	738	$48.90	0.2

In November and December 2024, after the Closing Date, 369 RSUs vested in accordance with their terms, but the shares of New Abpro common stock were not issued to the holders as of December 31, 2024.

On October 22, 2024, the Company’s board of directors authorized the issuance of 10,000 RSUs (or approximately 20,449 RSUs as adjusted for the Merger closing based on the Exchange Ratio), that were not yet issued as of December 31, 2024. The Company recorded the fair value of these RSUs, totaling $394, in accrued expenses as of December 31, 2024.

Stock-Based Compensation Expense

The summary of the recorded stock-based compensation expense is as follows:

	Years ended December 31,
	2024	2023
Research and development	$72	$118
General and administrative	1,855	2,187
Total stock-based compensation	$1,927	$2,305

As of December 31, 2024, there was approximately $1,302 of unrecognized compensation cost related to unvested stock option awards that are expected to be recognized over a weighted-average period of 1.1 years. As of December 31, 2024, there was approximately $31 of unrecognized compensation cost related to unvested restricted stock awards that are expected to be recognized over a weighted-average period of 0.3 years.